Schedule of class of assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
DisclosureIntangibleAssetsLineItems [Line Items]
Intangible assets and goodwill at beginning of period		$ 14,948	$ 19,473
Additions other than through business combinations, intangible assets other than goodwill		271	119
[custom:CapitalizedBorrowingCostsIntangibleAssetsOtherThanGoodwill]		5	1
[custom:WriteOffOfIntangibleAssetsOtherThanGoodwill]		(15)	(176)
Increase (decrease) through transfers, intangible assets and goodwill		(91)	(29)
Amortisation, intangible assets other than goodwill		(60)	(66)
Impairment loss recognised in profit or loss, intangible assets other than goodwill		1	(12)
Increase (decrease) through net exchange differences, intangible assets and goodwill		(405)	(4,362)
Intangible assets and goodwill		3,025	14,948
Intangible assets and goodwill at end of period		3,025	14,948
[custom:SignatureBonusesTransfer]			(11,629)
Carrying Amount 1 [Member]
DisclosureIntangibleAssetsLineItems [Line Items]
Intangible assets and goodwill at beginning of period		16,072
Intangible assets and goodwill		4,087	16,072
Intangible assets and goodwill at end of period		4,087	16,072
Accumulated depreciation, amortisation and impairment [member]
DisclosureIntangibleAssetsLineItems [Line Items]
Intangible assets and goodwill at beginning of period		(1,124)
Intangible assets and goodwill		(1,062)	(1,124)
Intangible assets and goodwill at end of period		(1,062)	(1,124)
Service concession rights [member]
DisclosureIntangibleAssetsLineItems [Line Items]
Intangible assets and goodwill at beginning of period	[1]	14,714	19,168
Additions other than through business combinations, intangible assets other than goodwill	[1]	106	31
[custom:WriteOffOfIntangibleAssetsOtherThanGoodwill]	[1]	(12)	(173)
Increase (decrease) through transfers, intangible assets and goodwill	[1]	(94)	(2)
Amortisation, intangible assets other than goodwill	[1]	(6)	(8)
Increase (decrease) through net exchange differences, intangible assets and goodwill	[1]	(384)	(4,302)
Intangible assets and goodwill		2,695	14,714	[1]
Intangible assets and goodwill at end of period		2,695	14,714	[1]
[custom:SignatureBonusesTransfer]	[1]		(11,629)
Service concession rights [member] | Carrying Amount 1 [Member]
DisclosureIntangibleAssetsLineItems [Line Items]
Intangible assets and goodwill at beginning of period	[1]	14,803
Intangible assets and goodwill		2,744	14,803	[1]
Intangible assets and goodwill at end of period		2,744	14,803	[1]
Service concession rights [member] | Accumulated depreciation, amortisation and impairment [member]
DisclosureIntangibleAssetsLineItems [Line Items]
Intangible assets and goodwill at beginning of period	[1]	(89)
Intangible assets and goodwill		(49)	(89)	[1]
Intangible assets and goodwill at end of period		(49)	(89)	[1]
Software Licenses [Member]
DisclosureIntangibleAssetsLineItems [Line Items]
Intangible assets and goodwill at beginning of period		210	242
Additions other than through business combinations, intangible assets other than goodwill		165	88
[custom:CapitalizedBorrowingCostsIntangibleAssetsOtherThanGoodwill]		5	1
[custom:WriteOffOfIntangibleAssetsOtherThanGoodwill]			(3)
Increase (decrease) through transfers, intangible assets and goodwill		3	(1)
Amortisation, intangible assets other than goodwill		(54)	(58)
Impairment loss recognised in profit or loss, intangible assets other than goodwill		1	(6)
Increase (decrease) through net exchange differences, intangible assets and goodwill		(19)	(53)
Intangible assets and goodwill		308	210
Intangible assets and goodwill at end of period		$ 308	210
[custom:UsefulLivesOrAmortisationPeriodIntangibleAssetsOtherThanGoodwill]		5 years
Software Licenses [Member] | Carrying Amount 1 [Member]
DisclosureIntangibleAssetsLineItems [Line Items]
Intangible assets and goodwill at beginning of period		$ 1,245
Intangible assets and goodwill		1,321	1,245
Intangible assets and goodwill at end of period		1,321	1,245
Software Licenses [Member] | Accumulated depreciation, amortisation and impairment [member]
DisclosureIntangibleAssetsLineItems [Line Items]
Intangible assets and goodwill at beginning of period		(1,035)
Intangible assets and goodwill		(1,013)	(1,035)
Intangible assets and goodwill at end of period		(1,013)	(1,035)
Goodwill [member]
DisclosureIntangibleAssetsLineItems [Line Items]
Intangible assets and goodwill at beginning of period		24	63
Increase (decrease) through transfers, intangible assets and goodwill			(26)
Impairment loss recognised in profit or loss, intangible assets other than goodwill			(6)
Increase (decrease) through net exchange differences, intangible assets and goodwill		(2)	(7)
Intangible assets and goodwill		22	24
Intangible assets and goodwill at end of period		22	24
Goodwill [member] | Carrying Amount 1 [Member]
DisclosureIntangibleAssetsLineItems [Line Items]
Intangible assets and goodwill at beginning of period		24
Intangible assets and goodwill		22	24
Intangible assets and goodwill at end of period		$ 22	$ 24

[1]	It comprises mainly signature bonuses (amounts paid in concession contracts for oil or natural gas exploration and production sharing), in addition to public service concessions, trademarks and patents and others.